Note 8 - Income Taxes	12 Months Ended
Dec. 31, 2022
Notes to Financial Statements
Income Tax Disclosure [Text Block]
8.	Income taxes

Cayman Islands

The Company is incorporated in the Cayman Islands, and is not subject to income tax under the current laws of the Cayman Islands.

BVI

BeyondSpring Ltd., BVI Biotech, SEED and SEED Technology are all incorporated in the BVI and are not subject to income tax under the current laws of the BVI.

U.S.

BeyondSpring US and SEED US are incorporated in Delaware, the U.S. They are subject to statutory U.S. Federal corporate income tax at a rate of 21% for all years presented.

Australia

BeyondSpring Australia is incorporated in Australia, and is subject to corporate income tax at a rate of 30%. BeyondSpring Australia had no taxable income for all years presented and therefore, no provision for income taxes is required.

Hong Kong

BeyondSpring HK is incorporated in Hong Kong. Companies registered in Hong Kong are subject to Hong Kong Profits Tax on the taxable income as reported in their respective statutory financial statements adjusted in accordance with relevant Hong Kong tax laws. The applicable tax rate is 16.5% in Hong Kong. BeyondSpring HK had no taxable income for all years presented and therefore, no provision for income taxes is required.

PRC

Wanchun Dalian, Wanchunbulin, Beijing Wanchun, and Wanchun Hongji are subject to the statutory tax rate of 25% in accordance with the PRC Enterprise Income Tax Law (“EIT Law”), which was effective since January 1, 2008. In accordance with the implementation rules of EIT Law, a qualified “High and New Technology Enterprise” (“HNTE”) is eligible for a preferential tax rate of 15%. The HNTE certificate is effective for a period of three years. An entity must file required supporting documents with the tax authority and ensure fulfillment of the relevant HNTE criteria before using the preferential rate. An entity could re-apply for the HNTE certificate when the prior certificate expires. Starting from 2022, Wanchunbulin is designated as the qualified HNTE and is subject to the preferential statutory tax rate of 15% for 3 years.

The components of loss (income) before income tax are as follows:

		Year Ended December 31,
	2020	2021	2022
	$	$	$

Cayman Islands	3,805	5,652	3,522
U.S.	33,266	34,318	13,144
PRC	5,912	6,368	7,253
BVI	20,873	18,336	12,831
Australia	(35)	(36)	(633)

Loss before income tax	63,821	64,638	36,117

The provision for current income taxes in 2021 was $3,570 because of the upfront payments received from Lilly and Hengrui. Income tax expenses for the years ended December 31, 2020, 2021 and 2022 are as follows:

	Year Ended December 31,
	2020	2021	2022
	$	$	$

Current income tax	-	3,570	163
Deferred income tax	-	-	-

Income tax expenses	-	3,570	163

A reconciliation of the differences between income tax expenses and the amount computed by applying the U.S. Federal corporate income tax rate of 21% for the years of 2020, 2021 and 2022 are as follows:

	Year Ended December 31,
	2020	2021	2022
	$	$	$

Loss before income tax	63,821	64,638	36,117

Expected income tax benefit	13,403	13,574	7,585
Tax rate difference	(4,653)	(3,796)	(2,253)
Non-deductible expenses	(688)	(788)	812
Research tax credits	641	1,096	1,437
Non-taxable income	120	21	-
Tax preference	-	3,755	(667)
Others	68	(262)	(216)
Current and deferred tax rate differences	-	-	672
R&D super deduction	-	-	389
Interest expenses	-	-	(315)
Change in valuation allowance	(8,891)	(17,170)	(7,607)

Total income tax expenses	-	(3,570)	(163)

Net deferred tax assets as of December 31, 2021 and 2022 consisted of the following:

	December 31,
	2021	2022
	$	$
Deferred tax assets:
Net operating loss carryforward	24,211	26,571
Deferral of tax deduction of R&D expenses	6,757	6,857
Mandatory R&D Capitalization	-	3,819
Share-based compensation	1,482	1,591
Deferred revenue	9,510	8,630
Research tax credits	4,063	5,295
Operating lease liabilities	422	1,043
Accruals and reserves	11	21
Total deferred tax assets	46,456	53,827

Deferred tax liabilities:
Unrealized gain	(37)	(41)
Depreciation	(254)	(346)
Operating lease right-of-use assets	(420)	(1,153)
Total deferred tax liabilities	(711)	(1,540)

Total gross deferred tax assets	45,745	52,287
Less: valuation allowance	(45,745)	(52,287)

Net deferred tax assets	-	-

The Company operates through several subsidiaries and valuation allowances are considered for each of the subsidiaries on an individual basis. The Company recorded a valuation allowance against deferred tax assets of those subsidiaries that are individually in a three-year cumulative loss, or in a cumulative loss and not forecasting profits in the foreseeable future as of December 31, 2021 and 2022. As of December 31, 2022, the Company continues to assert indefinite reinvestment on the excess of the financial reporting bases over tax bases in the Company’s investments in foreign subsidiaries.

As of December 31, 2022, the Company had U.S. and PRC tax loss carryforwards of approximately $25,048 and $1,524, respectively. For losses incurred in the U.S. in years after December 31, 2017, the Tax Cuts and Jobs Act included a limitation on the deduction for net operating losses to 80% of current year taxable income and a provision where such losses can be carried forward indefinitely. Loss carryforwards in 2017 and prior years are not limited in their current usage and can be carried forward for 20 years after the year they were generated. Whereas the PRC unused tax losses can be carried forward for 10 years and $1,524 will fully expire by 2027 if not utilized.

As of December 31, 2021 and 2022, the Company had unrecognized tax benefits of $1,065 and $3,634, respectively, of which $427 and $1,391, respectively, were offset against the deferred tax assets on tax losses carried forward, and the remaining amount of $638 and $2,243, respectively, which if ultimately recognized, would impact the effective tax rate. The gross unrecognized tax benefits for the years ended December 31, 2020, 2021 and 2022 were as follows:

	Year Ended December 31,
	2020	2021	2022
	$	$	$

Beginning balance, as of January 1	956	730	1,065
Additions based on tax positions related to prior tax years	-	283	3,099
Reductions based on tax positions related to prior tax years	(226)	-	(608)
Additions based on tax positions related to current tax year	-	52	78
Ending balance, as of December 31
	730	1,065	3,634

The Company recognizes interest and penalties accrued related to unrecognized tax benefits in income tax expenses. For the years ended December 31, 2020 and 2021, the Company did not recognize interest and penalties accrued related to unrecognized tax benefits in income tax expenses. For the year end December 31, 2022, the Company recognized $315 interest accrued related to unrecognized tax benefits in income tax expense. The Company had approximately $203 and $518 in accumulated accrued interest and penalties recorded in other current liabilities as of December 31, 2021 and 2022, respectively.

The Company does not anticipate that the amount of existing unrecognized tax benefits will significantly change within the next 12 months. The Company’s subsidiaries in the U.S., Australia and PRC filed income tax returns in the U.S., Australia and PRC, respectively. For the entities in the U.S., the tax returns are subject to U.S. federal and state income tax examination by tax authorities for tax years beginning in 2019. For the entity in Australia, the tax returns are open to examination by Australian Taxation Office for tax years beginning in 2019. For entities in the PRC, the tax returns for tax years after 2017 are open to examination by the PRC tax authorities.